LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.22%
Aerospace & Defense–0.54%
†Teledyne Technologies	30,346	$ 9,413,633
		9,413,633
Air Freight & Logistics–0.93%
FedEx	65,031	16,356,597
		16,356,597
Auto Components–0.50%
Aptiv	96,122	8,812,465
		8,812,465
Automobiles–0.86%
Ferrari	77,088	14,191,130
†XPeng ADR	47,220	947,705
		15,138,835
Biotechnology–1.54%
†Argenx ADR	8,478	2,225,644
†Incyte	80,520	7,225,865
†Vertex Pharmaceuticals	64,239	17,480,717
		26,932,226
Capital Markets–1.57%
Cboe Global Markets	47,900	4,202,746
MSCI	11,182	3,989,514
S&P Global	33,258	11,992,835
Tradeweb Markets Class A	61,919	3,591,302
†XP Class A	90,789	3,784,993
		27,561,390
Chemicals–0.35%
†Linde	25,895	6,166,376
		6,166,376
Commercial Services & Supplies–0.73%
Cintas	38,574	12,838,584
		12,838,584
Entertainment–4.18%
†Netflix	80,558	40,281,417
†Sea ADR	132,171	20,359,621
†Spotify Technology	52,294	12,684,955
		73,325,993
Health Care Equipment & Supplies–2.97%
†Alcon	50,784	2,879,234
†Align Technology	6,355	2,080,373
†Intuitive Surgical	35,937	25,498,739
Stryker	104,099	21,691,108
		52,149,454
Health Care Providers & Services–5.13%
Anthem	47,787	12,835,110
†Centene	157,575	9,191,350
Cigna	100,298	16,991,484
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
HCA Healthcare	85,931	$ 10,713,877
Humana	18,200	7,532,798
UnitedHealth Group	105,175	32,790,410
		90,055,029
Health Care Technology–0.03%
†GoodRx Holdings Class A	9,241	513,800
		513,800
Hotels, Restaurants & Leisure–1.99%
†Chipotle Mexican Grill	10,083	12,540,328
†DraftKings Class A	125,782	7,401,013
Las Vegas Sands	102,024	4,760,440
Wynn Resorts	142,163	10,208,725
		34,910,506
Industrial Conglomerates–0.98%
Roper Technologies	43,364	17,133,550
		17,133,550
Insurance–0.50%
Chubb	75,257	8,738,843
		8,738,843
Interactive Media & Services–12.46%
†Alphabet Class A	31,360	45,961,216
†Alphabet Class C	26,233	38,552,017
†Facebook Class A	328,264	85,972,342
†Match Group	122,814	13,589,369
†Snap Class A	736,512	19,230,328
Tencent Holdings	224,300	15,149,978
		218,455,250
Internet & Direct Marketing Retail–14.31%
†Alibaba Group Holding ADR	165,630	48,691,907
†Amazon.com	60,587	190,772,105
†Booking Holdings	6,375	10,905,585
=†πMaplebear dba Instacart	11,443	529,811
=†πMaplebear dba Instacart Non Voting	598	27,687
		250,927,095
IT Services–11.77%
Fidelity National Information Services	181,319	26,691,970
†Fiserv	204,129	21,035,494
Global Payments	89,632	15,916,851
Mastercard Class A	142,232	48,098,595
†PayPal Holdings	150,683	29,689,072
†Shopify Class A	6,793	6,949,035
†Snowflake Class A	6,247	1,567,997
†StoneCo Class A	78,905	4,173,285
Visa Class A	247,420	49,476,577
LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Wix.com	10,809	$ 2,754,674
		206,353,550
Machinery–2.01%
Cummins	45,945	9,701,746
Fortive	162,429	12,378,714
Parker-Hannifin	45,020	9,109,347
Westinghouse Air Brake Technologies	65,600	4,059,328
		35,249,135
Professional Services–1.04%
Equifax	30,645	4,808,201
TransUnion	159,587	13,426,054
		18,234,255
Road & Rail–1.05%
JB Hunt Transport Services	19,238	2,431,299
Norfolk Southern	25,884	5,538,917
Union Pacific	52,961	10,426,432
		18,396,648
Semiconductors & Semiconductor Equipment–4.89%
†Advanced Micro Devices	299,622	24,566,008
ASML Holding (New York shares)	49,980	18,456,114
Marvell Technology Group	278,856	11,070,583
NVIDIA	42,004	22,733,405
Taiwan Semiconductor Manufacturing ADR	109,797	8,901,243
		85,727,353
Software–18.05%
†Adobe	26,341	12,918,417
†Avalara	48,724	6,204,514
†Crowdstrike Holdings Class A	40,515	5,563,520
†Datadog Class A	99,815	10,197,100
=†πEpic Games	5,010	2,880,750
Intuit	76,442	24,936,145
Microsoft	671,621	141,262,045
†Palantir Technologies Class A	208,638	1,982,061
†Paycom Software	32,491	10,114,448
†salesforce.com	177,908	44,711,839
†ServiceNow	42,556	20,639,660
†Slack Technologies Class A	285,116	7,658,216
†Splunk	94,930	17,859,181
Temenos	21,057	2,830,154
†Workday Class A	31,901	6,862,862
		316,620,912
Specialty Retail–1.76%
†CarMax	11,550	1,061,560
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Carvana	60,495	$ 13,494,015
Ross Stores	174,645	16,297,871
		30,853,446
Technology Hardware, Storage & Peripherals–5.35%
Apple	810,128	93,820,924
		93,820,924
Textiles, Apparel & Luxury Goods–1.73%
†Lululemon Athletica	41,592	13,699,157
NIKE Class B	133,214	16,723,685
		30,422,842
Total Common Stock (Cost $781,181,271)		1,705,108,691
CONVERTIBLE PREFERRED STOCKS–2.39%
=†πAirbnb Series D	14,304	1,130,588
=†πAirbnb Series E	14,245	1,125,925
=†πAnt International Class C	747,330	6,755,863
=†πAurora Innovation Series B	128,840	1,190,520
=†πDoordash	2,531	580,943
=†πDoordash Series G	6,830	1,567,697
=†πGm Cruise Holdings Class F	126,000	2,299,500
=†πMagic Leap Series C	47,862	110,241
=†πMagic Leap Series D	43,618	117,769
=†πMaplebear dba Instacart Series G	23,366	1,123,715
=†πRappi Series E	36,866	2,202,598
=†πRivian Automotive Series D	465,637	7,212,717
=†πRivian Automotive Series E	594,729	9,212,352
=†πSnowflake Class B	3,654	917,154
=†πStripe Class B	40,238	631,334
=†πUiPath Series D1	135,411	2,517,759
=†πUiPath Series D2	22,737	422,760
=†πUiPath Series E	3,201	59,518
=†πWaymo Series A	17,257	1,481,810
=†πWeWork Companies Series E	16,159	0
=†πXiaoju Kuaizhi Series A	26,379	1,199,189
Total Convertible Preferred Stocks (Cost $36,932,956)		41,859,952

MONEY MARKET FUND–0.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	8,421,117	8,421,117
Total Money Market Fund (Cost $8,421,117)		8,421,117

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–100.09% (Cost $826,535,344)	$1,755,389,760
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(1,596,854)
NET ASSETS APPLICABLE TO 30,071,697 SHARES OUTSTANDING–100.00%	$1,753,792,906

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $45,298,200, which represented 2.58% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$582,359	$1,130,588
Airbnb Series E	7/14/2015	1,326,130	1,125,925
Ant International Class C	6/7/2018	4,192,521	6,755,863
Aurora Innovation Series B	3/1/2019	1,190,520	1,190,520
Doordash	6/17/2020	580,943	580,943
Doordash Series G	11/12/2019	1,295,631	1,567,697
Epic Games	6/18/2020	2,880,750	2,880,750
Gm Cruise Holdings Class F	5/8/2019	2,299,500	2,299,500
Magic Leap Series C	1/20/2016	1,102,405	110,241
Magic Leap Series D	10/12/2017	1,177,686	117,769
Maplebear dba Instacart	8/7/2020	530,199	529,811
Maplebear dba Instacart Series G	7/2/2020	1,123,715	1,123,715
Maplebear dba Instacart Non Voting	8/7/2020	27,707	27,687
Rappi Series E	9/8/2020	2,202,598	2,202,598
Rivian Automotive Series D	12/23/2019	5,002,804	7,212,717
Rivian Automotive Series E	7/10/2020	9,212,352	9,212,352
Snowflake Class B	3/17/2020	141,726	917,154
Stripe Class B	12/17/2019	631,334	631,334
UiPath Series D1	4/30/2019	1,776,218	2,517,759
UiPath Series D2	4/30/2019	298,247	422,760
UiPath Series E	7/9/2020	59,518	59,518
Waymo Series A	5/8/2020	1,481,810	1,481,810
WeWork Companies Series E	6/23/2015	531,463	—
Xiaoju Kuaizhi Series A	10/19/2015	723,476	1,199,189
Total		$40,371,612	$45,298,200

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, general economic conditions and events, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$9,413,633	$—	$—	$9,413,633
Air Freight & Logistics	16,356,597	—	—	16,356,597
Auto Components	8,812,465	—	—	8,812,465
Automobiles	15,138,835	—	—	15,138,835
Biotechnology	26,932,226	—	—	26,932,226
Capital Markets	27,561,390	—	—	27,561,390
Chemicals	6,166,376	—	—	6,166,376
Commercial Services & Supplies	12,838,584	—	—	12,838,584
Entertainment	73,325,993	—	—	73,325,993
Health Care Equipment & Supplies	49,270,220	2,879,234	—	52,149,454
Health Care Providers & Services	90,055,029	—	—	90,055,029
Health Care Technology	513,800	—	—	513,800
Hotels, Restaurants & Leisure	34,910,506	—	—	34,910,506
Industrial Conglomerates	17,133,550	—	—	17,133,550
Insurance	8,738,843	—	—	8,738,843
Interactive Media & Services	203,305,272	15,149,978	—	218,455,250
Internet & Direct Marketing Retail	250,369,597	—	557,498	250,927,095
IT Services	206,353,550	—	—	206,353,550
Machinery	35,249,135	—	—	35,249,135
Professional Services	18,234,255	—	—	18,234,255
Road & Rail	18,396,648	—	—	18,396,648
Semiconductors & Semiconductor Equipment	85,727,353	—	—	85,727,353
Software	310,910,008	2,830,154	2,880,750	316,620,912
Specialty Retail	30,853,446	—	—	30,853,446
Technology Hardware, Storage & Peripherals	93,820,924	—	—	93,820,924
Textiles, Apparel & Luxury Goods	30,422,842	—	—	30,422,842
Convertible Preferred Stocks	—	—	41,859,952*	41,859,952
Money Market Fund	8,421,117	—	—	8,421,117
Total Investments	$1,689,232,194	$20,859,366	$45,298,200	$1,755,389,760

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2020.
Asset Type	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Average)
Common Stock	$ 3,438,248	Recent Transaction	#	#
Convertible Preferred Stock	$ 41,859,952	Recent Transaction	#	#
			Enterprise Value to Gross Merchandise Value growth rate	45%
			Enterprise Value to Sales growth rate	45%-64% (58%)
			Enterprise Value to Gross Merchandise Value Multiple (b)	0.7x-1x
			Enterprise Value to Sales Multiple (b)	2.7x-9.7x (6.3x)
			Discount for Lack of Marketability (a)	10%
			Enterprise Value to Gross Profit Multiple (b)	6.1x-15x (9.2x)
			Enterprise Value to Gross Profit growth rate	72%
			Enterprise Value to EBIT Multiple (b)	22.1x-27.8x
			Enterprise Value to EBIT growth rate	40%
Total	$ 45,298,200
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/19	$—	$24,430,296	$24,430,296
Reclassifications	—	—	—
Purchases	3,438,248	15,385,429	18,823,677
Sales	—	(582,359)	(582,359)
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	—	2,626,586	2,626,586
Balance as of 09/30/20	$3,438,248	$41,859,952	$45,298,200
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/20	$—	$3,973,921	$3,973,921
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP T. Rowe Price Growth Stock Fund–6